Summary of Significant Accounting Policies - Changes in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies
Balance, beginning of period	$ 642	$ 394	$ 394
Add: provision for credit losses	732	395	400
Less: write-offs, net of recoveries	(29)		(94)
Foreign currency translation	63		(58)
Balance, end of period	1,408		642	$ 394
Mariadb Corporation Ab
Summary of Significant Accounting Policies
Balance, beginning of period	$ 642	$ 394	394	246
Add: provision for credit losses			400	417
Less: write-offs, net of recoveries			(94)	(255)
Foreign currency translation			(58)	(14)
Balance, end of period			$ 642	$ 394